Provisions (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Provision Abstract
Summary of Detailed Information About Provisions

	2023 A$	2022 A$
Current
Employee benefits	457,017	409,320
Non-Current
Employee benefits	22,398	10,460